Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	$ 34,562	$ 20,070	$ 13,932
Research and development	26,349	17,435	7,542
General and administrative	71,094	51,494	39,406
Total operating expenses	135,132	88,999	60,880
Other income	(2,014)	2,656	8,336
Interest income	5,760	1,988	832
Interest expenses	(5,103)	(4,322)	(7,107)
(Loss) earnings in equity method investments	(2,463)	55,985	(7,840)
Gain on deconsolidation of the subsidiaries	242,097	0	8,310
Net (loss) income	64,481	(110,503)	(185,352)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(5,770)	9,585	(10,994)
Net unrealized (loss) gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2016, 2017 and 2018, respectively	(9,671)	3,891	(18,518)
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2016, 2017 and 2018, respectively	(7,364)	(3,243)	(729)
Other comprehensive (loss) income	(22,805)	10,233	(30,241)
Comprehensive (loss) income attributable to Renren Inc.	52,254	(100,194)	(215,593)
Parent Company [Member]
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	423	598	770
Research and development	1,035	1,092	1,363
General and administrative	25,536	33,519	25,477
Total operating expenses	26,994	35,209	27,610
Other income	924	1,385	307
Interest income	3,969	223	127
Interest expenses	(3,989)	(6,391)	(5,728)
(Loss) earnings in equity method investments	(1,415)	9,743	(3,968)
Gain on disposal of equity method investments	0	58,335	0
Gain on disposal of equity investments without readily determinable fair values	0	37,311	0
Gain on deconsolidation of the subsidiaries	182,441	0	0
Equity in loss of subsidiaries and variable interest entities	(82,396)	(175,824)	(148,480)
Net (loss) income	72,540	(110,427)	(185,352)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(5,770)	9,585	(10,994)
Net unrealized (loss) gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2016, 2017 and 2018, respectively	(9,671)	3,891	(18,518)
Non-controlling interest disposition	2,519	0	0
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2016, 2017 and 2018, respectively	(7,364)	(3,243)	(729)
Other comprehensive (loss) income	(20,286)	10,233	(30,241)
Comprehensive (loss) income attributable to Renren Inc.	$ 52,254	$ (100,194)	$ (215,593)